GOODWILL AND BUSINESS ACQUISITIONS - Schedule of Identifiable Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 10, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill		$ 0	$ 68,421	$ 156
Vindara Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	$ 59
Total assets acquired	11,009
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable And Other Liabilities	50
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accrued Salary And Benefits	22
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities	2,775
Total liabilities assumed	2,847
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	8,162
Business Combination, Consideration Transferred, Net of Cash Acquired	22,592
Goodwill	14,430	$ 14,430	$ 14,430
Licensing Agreements [Member] | Vindara Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Intangible assets	1,700
Intellectual Property [Member] | Vindara Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Intangible assets	$ 9,250